NET LOANS RECEIVABLE (Schedule of Loan Portfolio by Aging Categories) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Financing Receivable, Past Due [Line Items]
Current	$ 90,404	$ 84,439
90 Days + Past Due Non-accrual	225	235
Total Past Due	225	235
Total Loans	90,629	84,674
Deferred loan fees	507	469
Allowance for loan losses	(548)	(468)
Net Loans Receivable	90,588	84,675
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Past Due [Line Items]
Current	76,564	72,002
90 Days + Past Due Non-accrual	225	235
Total Past Due	225	235
Total Loans	76,789	72,237
First Mortgage Loans One To Four Family Dwellings [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans One To Four Family Dwellings [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans One To Four Family Dwellings [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Construction [Member]
Financing Receivable, Past Due [Line Items]
Current	2,907	1,769
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	2,907	1,769
First Mortgage Loans Construction [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Construction [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Construction [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Land Acquisition And Development [Member]
Financing Receivable, Past Due [Line Items]
Current	694
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	694
First Mortgage Loans Land Acquisition And Development [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Land Acquisition And Development [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Land Acquisition And Development [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Multifamily Dwellings [Member]
Financing Receivable, Past Due [Line Items]
Current	3,123	3,390
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	3,123	3,390
First Mortgage Loans Multifamily Dwellings [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Multifamily Dwellings [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Multifamily Dwellings [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Commercial [Member]
Financing Receivable, Past Due [Line Items]
Current	3,127	3,482
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	3,727	3,482
First Mortgage Loans Commercial [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Commercial [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Commercial [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity [Member]
Financing Receivable, Past Due [Line Items]
Current	906	861
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	906	861
Consumer Loans Home Equity [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity Lines Of Credit [Member]
Financing Receivable, Past Due [Line Items]
Current	1,953	2,177
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	1,953	2,177
Consumer Loans Home Equity Lines Of Credit [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity Lines Of Credit [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity Lines Of Credit [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Other [Member]
Financing Receivable, Past Due [Line Items]
Current	112	125
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	112	125
Consumer Loans Other [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Other [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Other [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Commercial Loans [Member]
Financing Receivable, Past Due [Line Items]
Current	418	633
90 Days + Past Due Non-accrual
Total Past Due
Total Loans	418	633
Commercial Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Commercial Loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Commercial Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due